Business Acquisitions and Investments in Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014 CNR Home Shopping Co., Ltd.	Dec. 31, 2013 CNR Home Shopping Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%	49.00%
Business acquisition, cost of acquired entity, cash paid	$ 95